Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other current liabilities [abstract]
Decrease in accruals for personnel related expenses	$ (1.5)	$ (1.5)